Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Other Current Assets

7.Other current assets

Other current assets consist of the following:

		As of December 31,
		2017	2018
		RMB	RMB	US$
Prepaid expenses		52,989,718	68,691,524	9,990,768
Prepayments for vehicles	7.1	141,082,860	30,944,103	4,500,633
Inventory		—	128,014,636	18,618,957
Deposits in trust protection fund	7.2	72,490,890	50,276,500	7,312,414
Guarantee deposits held by Funding Partners		121,731,691	568,378,857	82,667,276
Receivables from third party payment service providers	7.3	262,494	821,217,132	119,441,078
Receivables from service providers		9,296,505	117,432,654	17,079,871
Others		96,319,640	48,388,467	7,037,810
Total		494,173,798	1,833,343,873	266,648,807
Less: Allowance for other current assets		(11,822,819)	(15,121,668)	(2,199,355)
		482,350,979	1,818,222,205	264,449,452

7.1 The Company prepaid vehicle vendors for its automobile financing services.

7.2 According to the relevant PRC regulations, the consolidated trusts are required to deposit 1% of the trusts’ capital to the trust protection fund, which will be released when the trusts are liquidated.

7.3 The Company has accounts with third-party payment service providers mainly to grant and collect loans. The balance of receivables from third-party payment service providers is unrestricted as to withdrawal and use and readily available to the Company on demand.